Related Party Transactions (Details) - Schedule of amounts due to related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Due to Related Parties [Abstract]
Amounts due to related parties		$ 500
TKK Symphony Sponsor 1 [Member]
Schedule of Amounts Due to Related Parties [Abstract]
Amounts due to related parties		$ 500